Quarterly Holdings Report
for

Fidelity Freedom® Blend 2055 Fund

June 30, 2019

FBF-Y55-QTLY-0819
1.9892481.100

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	795,559	$12,124,321
Fidelity Series Commodity Strategy Fund (a)	685,402	3,228,241
Fidelity Series Large Cap Growth Index Fund (a)	894,696	9,430,092
Fidelity Series Large Cap Stock Fund (a)	631,950	9,466,611
Fidelity Series Large Cap Value Index Fund (a)	1,374,233	17,713,864
Fidelity Series Small Cap Opportunities Fund (a)	346,323	4,827,739
Fidelity Series Value Discovery Fund (a)	437,301	5,614,943
TOTAL DOMESTIC EQUITY FUNDS
(Cost $60,897,834)		62,405,811

International Equity Funds - 32.8%
Fidelity Series Canada Fund (a)	99,883	1,090,717
Fidelity Series Emerging Markets Fund (a)	113,820	1,093,810
Fidelity Series Emerging Markets Opportunities Fund (a)	514,494	9,821,690
Fidelity Series International Growth Fund (a)	547,469	8,912,790
Fidelity Series International Index Fund (a)	238,932	2,429,940
Fidelity Series International Small Cap Fund (a)	136,237	2,211,124
Fidelity Series International Value Fund (a)	908,069	8,744,703
Fidelity Series Overseas Fund (a)	3,480	34,937
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $33,268,871)		34,339,711

Bond Funds - 6.4%
Fidelity Series Corporate Bond Fund (a)	18,536	194,810
Fidelity Series Emerging Markets Debt Fund (a)	74,094	720,934
Fidelity Series Floating Rate High Income Fund (a)	16,220	150,845
Fidelity Series Government Bond Index Fund (a)	25,429	265,729
Fidelity Series High Income Fund (a)	80,550	766,838
Fidelity Series Inflation-Protected Bond Index Fund (a)	31,097	311,285
Fidelity Series Investment Grade Bond Fund (a)	24,597	281,144
Fidelity Series Investment Grade Securitized Fund (a)	18,899	195,603
Fidelity Series Long-Term Treasury Bond Index Fund (a)	362,639	3,376,165
Fidelity Series Real Estate Income Fund (a)	43,010	476,976
TOTAL BOND FUNDS
(Cost $6,465,910)		6,740,329

Short-Term Funds - 1.2%
Fidelity Series Government Money Market Fund 2.44% (a)(b)	284,335	284,335
Fidelity Series Short-Term Credit Fund (a)	17,471	175,582
Fidelity Series Treasury Bill Index Fund (a)	85,375	852,896
TOTAL SHORT-TERM FUNDS
(Cost $1,311,125)		1,312,813
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $101,943,740)		104,798,664
NET OTHER ASSETS (LIABILITIES) - 0.0%		(28,996)
NET ASSETS - 100%		$104,769,668

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$609,952	$11,768,431	$516,240	$--	$(4,108)	$266,286	$12,124,321
Fidelity Series Canada Fund	48,676	1,013,370	14,365	--	(108)	43,144	1,090,717
Fidelity Series Commodity Strategy Fund	126,853	3,264,759	101,833	--	(5,968)	(55,570)	3,228,241
Fidelity Series Corporate Bond Fund	9,362	207,793	29,417	1,629	93	6,979	194,810
Fidelity Series Emerging Markets Debt Fund	34,052	716,345	38,693	10,336	(334)	9,564	720,934
Fidelity Series Emerging Markets Fund	49,653	1,076,147	7,205	--	(220)	(24,565)	1,093,810
Fidelity Series Emerging Markets Opportunities Fund	449,771	9,270,918	65,007	--	(1,740)	167,748	9,821,690
Fidelity Series Floating Rate High Income Fund	7,600	150,352	7,319	2,184	(62)	274	150,845
Fidelity Series Government Bond Index Fund	12,972	310,878	65,079	1,442	422	6,536	265,729
Fidelity Series Government Money Market Fund 2.44%	12,441	280,477	8,583	1,072	--	--	284,335
Fidelity Series High Income Fund	58,022	749,436	48,182	11,716	(436)	7,998	766,838
Fidelity Series Inflation-Protected Bond Index Fund	15,290	304,021	15,588	304	143	7,419	311,285
Fidelity Series International Growth Fund	408,416	8,139,024	132,990	--	(685)	499,025	8,912,790
Fidelity Series International Index Fund	107,171	2,276,546	15,910	--	(209)	62,342	2,429,940
Fidelity Series International Small Cap Fund	107,001	2,072,102	31,042	--	(1,384)	64,447	2,211,124
Fidelity Series International Value Fund	402,701	8,222,324	61,076	--	(2,501)	183,255	8,744,703
Fidelity Series Investment Grade Bond Fund	13,726	324,732	64,188	2,005	330	6,544	281,144
Fidelity Series Investment Grade Securitized Fund	9,657	217,828	35,430	1,354	123	3,425	195,603
Fidelity Series Large Cap Growth Index Fund	477,427	9,136,329	486,789	11,683	(1,999)	305,124	9,430,092
Fidelity Series Large Cap Stock Fund	476,023	9,225,609	333,729	58,022	(6,891)	105,599	9,466,611
Fidelity Series Large Cap Value Index Fund	891,399	17,188,158	826,496	--	(11,282)	472,085	17,713,864
Fidelity Series Long-Term Treasury Bond Index Fund	180,119	3,634,130	673,669	24,188	28,439	207,146	3,376,165
Fidelity Series Overseas Fund	--	34,937	--	--	--	--	34,937
Fidelity Series Real Estate Income Fund	24,092	472,763	27,158	6,605	100	7,179	476,976
Fidelity Series Short-Term Credit Fund	12,443	170,631	9,043	1,177	23	1,528	175,582
Fidelity Series Small Cap Opportunities Fund	237,795	4,574,847	103,862	--	(7,315)	126,274	4,827,739
Fidelity Series Treasury Bill Index Fund	32,538	847,795	27,464	3,380	(36)	63	852,896
Fidelity Series Value Discovery Fund	282,039	5,439,197	210,432	--	(9,609)	113,748	5,614,943
Total	$5,097,191	$101,089,879	$3,956,789	$137,097	$(25,214)	$2,593,597	$104,798,664

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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